Segment Information - (Reconciliation of Total Assets By Segment to Consolidated Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 5,374.5	$ 5,103.0	$ 4,412.7
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	7,167.3	7,092.7	7,426.2
Motion Picture
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		1,851.4	1,759.4
Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,347.8	1,949.1
Operating segments | Motion Picture
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,916.8	1,851.4
Operating segments | Motion Picture | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,916.8	1,851.4	1,759.4
Operating segments | Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,555.6	2,347.8
Operating segments | Television Production | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,555.6	2,347.8	1,949.1
Operating segments | Media Networks | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,091.9	2,036.7	3,120.8
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,374.5	5,103.0
Other unallocated assets | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 603.0	$ 856.8	$ 596.9